Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents		¥ 54,269	¥ 56,082
Trade and other receivables		70,107	58,685
Inventories		79,120	75,460
Other financial assets		143	141
Other current assets		2,035	996
Total current assets		205,674	191,364
Non-current assets
Property, plant and equipment		84,708	81,013
Goodwill		39,304	38,636
Intangible assets		54,472	61,669
Other financial assets		6,409	5,914
Other non-current assets		1,008	705
Deferred tax assets		1,766	5,513
Total non-current assets		187,667	193,450
Total assets		393,341	384,814
Current liabilities
Trade and other payables		50,402	44,038
Bonds and borrowings		3,834	14,456
Income tax payables		3,355	4,318
Refund liabilities		7,541	7,989
Provisions		388	92
Other financial liabilities	[1]	6,443	5,003
Other current liabilities		8,489	6,819
Total current liabilities		80,452	82,715
Non-current liabilities
Bonds and borrowings		66,741	60,567
Provisions		712	113
Other financial liabilities	[1]	2,770	5,800
Other non-current liabilities		1,858	1,872
Deferred tax liabilities		58	61
Total non-current liabilities		72,139	68,413
Total liabilities		152,591	151,128
Equity
Share capital		41,219	41,199
Capital surplus		42,453	42,863
Retained earnings		132,429	126,719
Treasury shares		0	(1,385)
Other component of equity		2,177	604
Equity attributable to owners of the Company		218,278	210,000
Non-controlling interests		22,472	23,686
Total equity		240,750	233,686
Total liabilities and equity		¥ 393,341	¥ 384,814

[1]	Sawai has corrected an immaterial error of comparative information, see Note 2 (7).